Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	34 Months Ended				41 Months Ended		42 Months Ended		60 Months Ended	92 Months Ended		120 Months Ended
	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025		Sep. 30, 2025		Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025
C000175516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class R6/RREMX)
Average Annual Return, Percent	21.91%	[1]	15.51%									7.63%			7.91%	[2]
C000134842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class I/REEIX)
Average Annual Return, Percent	21.79%	[3]	15.44%									7.62%			7.90%
C000134841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)
Average Annual Return, Percent	14.70%	[4]	8.52%									6.10%			7.03%
C000138515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)
Average Annual Return, Percent	0.49%	[5]	2.41%									2.04%			2.36%
C000135576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)
Average Annual Return, Percent	2.08%	[6]	4.08%									2.46%			2.61%
C000135577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)
Average Annual Return, Percent	2.25%	[7]	4.68%									3.39%			2.86%
C000138516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)
Average Annual Return, Percent	2.10%	[8]	4.57%									3.29%			2.77%
C000217814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)
Average Annual Return, Percent	12.42%	[9]	7.51%									7.92%			10.86%	[10]
C000146417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class I/RGOIX)
Average Annual Return, Percent	19.37%	[11]	14.34%									9.48%			11.75%
C000175517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class R6/RGORX)
Average Annual Return, Percent	19.36%	[12]	14.34%									9.54%			11.80%	[13]
C000195522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)
Average Annual Return, Percent	26.42%	[14]	21.47%									11.23%	5.50%	[15]
C000195521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class I/REMVX)
Average Annual Return, Percent	26.50%	[16]	21.46%									11.19%	5.44%	[17]
C000195520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)
Average Annual Return, Percent	19.00%	[18]	14.29%					4.38%	[19]			9.60%
C000235076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)
Average Annual Return, Percent	23.40%	[20]	28.36%							6.91%	[21]
C000235077 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class I/RBCIX)
Average Annual Return, Percent	31.10%	[22]	36.61%							9.02%	[23]
C000235075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class R6/RBCRX)
Average Annual Return, Percent	31.10%	[24]	36.54%							9.07%	[25]
C000240115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)
Average Annual Return, Percent	22.10%	[26]	9.67%			16.05%	[27]
C000240114 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)
Average Annual Return, Percent	22.08%	[28]	9.60%			16.05%	[29]
C000240113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)
Average Annual Return, Percent	14.82%	[30]	2.93%			13.28%	[31]
C000240118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)
Average Annual Return, Percent	6.52%	[32]	0.27%	10.01%	[33]
C000240117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class I/RIEIX)
Average Annual Return, Percent	13.14%	[34]	6.64%	12.66%	[35]
C000240116 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class R6/RIERX)
Average Annual Return, Percent	13.13%	[36]	6.78%	12.73%	[37]
C000240119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class R6/RISRX)
Average Annual Return, Percent	21.65%	[38]	14.84%	14.68%	[39]
C000240121 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class I/RISIX)
Average Annual Return, Percent	21.65%	[40]	14.88%	14.64%	[41]
C000240120 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)
Average Annual Return, Percent	14.49%	[42]	7.96%	11.95%	[43]
Without Sales Load [Member] | C000134841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load
Average Annual Return, Percent	21.67%	[4]	15.14%									7.36%			7.66%
Without Sales Load [Member] | C000138515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load
Average Annual Return, Percent	2.03%	[5]	3.97%									2.35%			2.51%
Without Sales Load [Member] | C000217814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load
Average Annual Return, Percent	19.26%	[9]	14.05%									9.21%			11.51%	[10]
Without Sales Load [Member] | C000195520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load
Average Annual Return, Percent	26.29%	[18]	21.20%					5.19%	[19]			10.92%
Without Sales Load [Member] | C000235076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class A/RCEAX) — excluding sales load
Average Annual Return, Percent	30.90%	[20]	36.21%							8.75%	[21]
Without Sales Load [Member] | C000240113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load
Average Annual Return, Percent	21.82%	[30]	9.18%			15.71%	[31]
Without Sales Load [Member] | C000240118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class A/RIEAX) — excluding sales load
Average Annual Return, Percent	12.98%	[32]	6.37%	12.37%
Without Sales Load [Member] | C000240120 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load
Average Annual Return, Percent	21.50%	[42]	14.53%	14.35%	[43]
MSCI Emerging Markets Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return USD Index
Average Annual Return, Percent	23.91%	[18]	17.32%			15.68%		4.71%				7.02%	4.71%		7.99%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index (Regulatory Benchmark)
Average Annual Return, Percent	3.26%	[8]	2.88%									(0.45%)			1.84%
ICE BofA 1 3 Year US Corporate And Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)
Average Annual Return, Percent	2.48%	[5]	4.14%									1.79%			1.95%
ICE BofA US 1 Year Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)
Average Annual Return, Percent	2.09%	[8]	4.04%									2.55%			2.06%
MSCI ACWI Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return USD Index
Average Annual Return, Percent	20.03%	[9]	17.27%									13.54%			11.91%
MSCI China Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Net Total Return USD Index (Regulatory Benchmark)
Average Annual Return, Percent	23.13%	[20]	30.76%							10.81%
MSCI China All Shares Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)
Average Annual Return, Percent	23.27%	[20]	25.27%							7.55%
MSCI Emerging Markets ex China Total Return Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)
Average Annual Return, Percent	24.27%	[30]	12.22%			15.82%
MSCI EAFE Total Return Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Total Return Net Index
Average Annual Return, Percent	17.10%	[32]	14.99%	15.16%
MSCI ACWI ex USA Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)
Average Annual Return, Percent	19.75%	[42]	16.45%	15.46%
MSCI ACWI ex USA Small Cap Total Return Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)
Average Annual Return, Percent	24.74%	[42]	15.93%	14.72%

[1]	Not annualized.
[2]	The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 20, 2013) and has been adjusted to reflect the fees and expenses of Class R6.
[3]	Not annualized.
[4]	Not annualized.
[5]	Not annualized.
[6]	Not annualized.
[7]	Not annualized.
[8]	Not annualized.
[9]	Not annualized.
[10]	The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.
[11]	Not annualized.
[12]	Not annualized.
[13]	The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.
[14]	Not annualized.
[15]	Commenced operations on February 9, 2018.
[16]	Not annualized.
[17]	Commenced operations on February 9, 2018.
[18]	Not annualized.
[19]	The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I share (which commenced operations on February 9, 2018) and has been adjusted to reflect the fees and expenses of Class A.
[20]	Not annualized.
[21]	Commenced operations on April 11, 2022.
[22]	Not annualized.
[23]	Commenced operations on April 11, 2022.
[24]	Not annualized.
[25]	Commenced operations on April 11, 2022.
[26]	Not annualized.
[27]	Commenced operations on December 15, 2022.
[28]	Not annualized.
[29]	Commenced operations on December 15, 2022.
[30]	Not annualized.
[31]	Commenced operations on December 15, 2022.
[32]	Not annualized.
[33]	Commenced operations on December 14, 2022.
[34]	Not annualized.
[35]	Commenced operations on December 14, 2022.
[36]	Not annualized.
[37]	Commenced operations on December 14, 2022.
[38]	Not annualized.
[39]	Commenced operations on December 14, 2022.
[40]	Not annualized.
[41]	Commenced operations on December 14, 2022.
[42]	Not annualized.
[43]	Commenced operations on December 14, 2022.